Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of Income tax expense differences

In $000s	2024	2023
Loss for the year	$(151,939)	$(109,624)
Statutory income tax rate	27.00%	27.00%
Expected income tax benefit	(41,024)	(29,599)
Items not deductible for income tax purposes	3,623	3,351
Non-taxable items	(4,877)	(1,377)
Flow-through share issuances	22,935	4,898
Other	(384)	(776)
Change in unrecognized deferred tax assets	19,727	22,859
Income tax recovery	$—	$(644)

Schedule of deferred tax assets and liabilities

In $000s	2024	2023
Non-capital losses carried forward	$4,522	$5,666
Share issue costs	1,329	56
Mineral property, plant and equipment	726	2
Derivative liability	(2,089)	—
Exploration and evaluation assets	(3,600)	(2,662)
Right-of-use assets	(1,594)	(2,399)
Lease liabilities	2,093	—
Other assets	(1,360)	—
Other liabilities	(2)	—
Cash	(251)	—
Marketable securities	(25)	—
Convertible debenture	—	(644)
Net capital losses	251	(19)
Net deferred tax assets	$—	$—

Schedule of unrecognized deductible temporary differences

In $000s	2024	2023
Non-capital losses	$49,083	$146,678
Exploration and evaluation assets	—	94,398
Provision for closure and reclamation	38,498	13,653
Lease liabilities	5,783	—
Mineral property, plant and equipment	254,439	18,228
Marketable securities	1,080	—
Share issue costs	5,681	7,163
Net capital losses	3,158	2,424
Unrecognized deductible temporary differences	$357,722	$282,544